Employee-related expenditure - Number of employees (Details) - employee	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Number and average number of employees
Permanent employees	28,657	28,279	28,725
Non-permanent employees	416	351	224
Total number of employees	29,073	28,630	28,949